Income taxes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income taxes
Tax rate			25.00%	25.00%
Withholding income tax for dividends, which arise from profits of foreign invested enterprises	10.00%
Threshold ownership percentage for reduction in withholding tax rate	25.00%
Income tax expense	¥ 28,408,570	$ 4,062,372	¥ 15,406,551	¥ 1,068,958
Income taxes net of refunds received	28,400,000
Operating loss carry forwards	¥ 1,142,140,290		¥ 1,050,262,051	¥ 2,434,721,831
Minimum
Income taxes
Withholding tax rate is reduced to (for foreign investor qualifies as the beneficial owner)	5.00%
Maximum
Income taxes
Withholding tax rate is reduced to (for foreign investor qualifies as the beneficial owner)	10.00%
Hong Kong
Income taxes
Tax rate	16.50%	16.50%
China
Income taxes
Tax rate	25.00%	25.00%
Tax liability limitation threshold	¥ 100,000